Contract liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Contract liabilities

31.Contract liabilities

	31 December	31 December
	2023	2022
Long-term contract liabilities	1,193,665	1,248,479
Short-term contract liabilities	1,312,519	1,401,669
	2,506,184	2,650,148

Contract liabilities primarily consists of top-up made by prepaid subscribers but not used as of the balance sheet date.

Revenue recognized in the current reporting period relating to carried forward contract liabilities is TL 1,401,669 (2022: TL 1,507,988).

The following table shows unsatisfied performance obligation result as of 31 December 2023;

	31 December	31 December
	2023	2022
Telecommunications service	2,100,700	3,039,176
Equipment revenues	933,916	1,399,868
	3,034,616	4,439,044

Management expects that 52% of the transaction price allocated to the unsatisfied contracts as of 31 December 2023 will be recognized as revenue during 2024. The remaining 48% will be recognized in next years.